COMMITMENTS AND CONTINGENCIES (Details 2) (Shareholder derivative action)	0 Months Ended
Sep. 24, 2012 item
Shareholder derivative action
COMMITMENTS AND CONTINGENCIES
Number of cases consolidated	2